Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2024
Commitments and Contingencies Disclosure [Abstract]
Commitments	The Company has the following delivery installment commitments:

	June 30, 2024	December 31, 2023
(in $ millions)
Delivery installments for jack-up drilling rigs	319.8	319.8
Total	319.8	319.8

Maturity of Commitments
The following table sets forth when our delivery installment commitments fall due as of June 30, 2024, based upon best efforts expedited delivery dates:

(In $ millions)	Less than 1 year	1-2 years	2-3 years	Thereafter	Total
Delivery installments for jack-up rigs	319.8	—	—	—	319.8

Other Commercial Commitments
The Company has the following guarantee commitments:

	June 30, 2024	December 31, 2023
(in $ millions)
Bank guarantees, letters of credit and performance bonds	27.6	29.0
Total	27.6	29.0
As at June 30, 2024, the expected expiration dates of these obligations are as follows:

(In $ millions)	Less than 1 year	1–3 years	Thereafter	Total
Bank guarantees and performance bonds	8.2	13.8	5.6	27.6

Assets Pledged as Collateral	Assets pledged as collateral

	June 30, 2024	December 31, 2023
(in $ millions)
Book value of jack-up rigs pledged as collateral for debt facilities	2,538.5	2,578.3